Declaration of Management, Basis for Preparation and Presentation of The Financial Statements	12 Months Ended
Dec. 31, 2020
Basis for preparation and presentation of the financial statements [Abstract]
DECLARATION OF MANAGEMENT, BASIS FOR PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS	DECLARATION OF MANAGEMENT, BASIS FOR PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS
The Company's financial statements were prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The Company's consolidated financial statements have been prepared based in Brazilian Reais (“R$”) as a functional and presentation currency and are expressed in thousands of reais, unless otherwise indicated, as well as the disclosures of amounts in other currencies, when necessary, have also been made in thousands.
The preparation of the Company's consolidated financial statements requires Management to make judgments, use estimates and adopt assumptions that affect the reported amounts of revenues, expenses, assets and liabilities. However, the uncertainty related to these judgments, assumptions and estimates could lead to results that require a significant adjustment to the carrying amount of certain assets and liabilities in future years. The Company reviews its judgments, estimates and assumptions on an ongoing basis.
Management, when preparing these consolidated financial statements, used the following disclosure criteria: (i) regulatory requirements; (ii) relevance and specificity of the information on the Company's operations to users; (iii) informational needs of users of the consolidated financial statements; and (iv) information from other entities participating in the passenger air transport market.
Management confirms that all relevant information specific to the consolidated financial statements, and only such information, is being evidenced and corresponds to that used by Management when carrying out its business management activities.
The consolidated financial statements have been prepared based on the historical cost, except for the following material items recognized in the statements of financial position:
•Short-term investments classified as cash and cash equivalents measured at fair value;
•Short-term investments comprising mainly exclusive investment funds, measured at fair value;
•TAP bonds;
•Right to convert obligations with debentures issued in 2020;
•Derivative financial instruments.
The approval and authorization for the issuance of these consolidated financial statements took place at the Board of Directors' meeting held on April 27, 2021.